INCOME TAXES (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (51,773)	$ (7,957)	¥ (36,965)	¥ (10,878)
Deferred income tax benefit/(expense)	(1,151)	(177)	4,763	11,997
Income tax benefit/(expense)	¥ (52,924)	$ (8,134)	¥ (32,202)	¥ 1,119